LOANS, FINANCING AND DEBENTURES - GUARANTEES (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
UHE Belo Monte - Norte Energia | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	R$ 14,043,677
UHE Santo Antonio | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	5,569,918
UHE Santo Antonio | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	417,517
UHE Santo Antonio | Borrowings guranteed by Electrobas Three, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	221,789
UHE Santo Antonio | Borrowings guranteed by Electrobas Four, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	89,616
UHE Santo Antonio | Borrowings guranteed by Furnas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	2,067,843
UHE Jirau | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	3,307,412
UHE Jirau | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	905,763
UHE Teles Pires | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	1,150,863
UHE Teles Pires | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	274,714
Mata de Santa Genebra Transmisso S.A | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	120,711
Mata de Santa Genebra Transmisso S.A | Borrowings guranteed by Furnas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	786,045
UHE Sinop | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	554,885
UHE Sinop | Borrowings guranteed by Chesf, Corporate
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	76,362
UHE Sinop | Borrowings guaranteed by Eletronorte, Corporate
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	76,362
Empresa de Energia Sao Manoel S.A | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	536,951
Empresa de Energia Sao Manoel S.A | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	113,357
Amazonas Energia | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	466,032
Wind Projects - Chapada do Piau II Holding S.A. | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	77,221
Interligao Eltrica Garanhuns | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	71,547
Wind Projects - Chapada Piau I Holding S.A. | Borrowings guranteed by Electrobas Two, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	70,570
Transmission enterprises - Caldas Novas Transmisso S. A. | Borrowings guranteed by Electrobas, SPE
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	3,119
Non-controlled companies guarantees
Disclosure of detailed information about borrowings [line items]
Non-controlled companies guarantees	R$ 31,002,274